Financial instruments and risk management - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 09, 2024
Measurement of fair values
Financial assets	$ 10,457	$ 10,354
Financial liabilities	(5,168)	(5,089)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets	0	0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Corporate Bond Maturing March 2034
Measurement of fair values
Notional amount	650	650
Cartiheal Ltd
Measurement of fair values
Cash transferred			$ 180
Acquisition consideration
Measurement of fair values
Increase in consideration	2
Increase due to discount unwind	12
Decrease in acquisition consideration through payments made	27
Acquisition consideration | Cartiheal Ltd
Measurement of fair values
Increase in consideration	17
Currency swaps
Measurement of fair values
Financial liabilities	(2)	(454)
Interest rate swaps
Measurement of fair values
Financial liabilities		(16)
2030 USD corporate bond
Measurement of fair values
Financial liabilities	(897)	(995)
Financial liabilities, at fair value	(810)	(836)
Corporate Bond Maturing March 2034
Measurement of fair values
Financial liabilities	(641)	(628)
Financial liabilities, at fair value	(672)	(642)
2027 USD corporate bond
Measurement of fair values
Financial liabilities	(349)	(348)
Financial liabilities, at fair value	(354)	(352)
2029 EUR corporate bond
Measurement of fair values
Financial liabilities	(591)	(527)
Financial liabilities, at fair value	(617)	(547)
Private placement debt
Measurement of fair values
Financial liabilities	(625)	(625)
Financial liabilities, at fair value	(594)	(573)
Currency swaps
Measurement of fair values
Financial assets	2	453
Interest rate swaps
Measurement of fair values
Financial assets	11	10
Cash and cash equivalents
Measurement of fair values
Financial assets	557	619
At fair value
Measurement of fair values
Financial assets	182	66
Financial liabilities	(124)	(118)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(107)	(84)
Financial liabilities, at fair value	(107)	(84)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities, at fair value	(107)	(84)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(15)	(16)
Financial liabilities, at fair value	(15)	(16)
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial liabilities, at fair value	(15)	(16)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)
Financial liabilities, at fair value	(2)	(2)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value	(2)	(2)
At fair value | Interest rate swaps
Measurement of fair values
Financial liabilities		(16)
Financial liabilities, at fair value		(16)
At fair value | Interest rate swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value		(16)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial assets	33	46
Financial assets, at fair value	33	46
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial assets, at fair value	33	46
At fair value | Investments.
Measurement of fair values
Financial assets	30	9
Financial assets, at fair value	30	9
At fair value | Investments. | Level 3
Measurement of fair values
Financial assets, at fair value	30	9
At fair value | Investments relating to deferred compensation arrangements
Measurement of fair values
Financial assets	106
Financial assets, at fair value	106
At fair value | Investments relating to deferred compensation arrangements | Level 1
Measurement of fair values
Financial assets, at fair value	106
At fair value | Currency swaps
Measurement of fair values
Financial assets	2	1
Financial assets, at fair value	2	1
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets, at fair value	2	1
At fair value | Interest rate swaps
Measurement of fair values
Financial assets	11	10
Financial assets, at fair value	11	10
At fair value | Interest rate swaps | Level 2
Measurement of fair values
Financial assets, at fair value	11	10
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial liabilities	(15)	(32)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(15)	(16)
At fair value | Fair value - hedging instruments | Interest rate swaps
Measurement of fair values
Financial liabilities		(16)
At fair value | Fair value through profit or loss
Measurement of fair values
Financial liabilities	(109)	(86)
At fair value | Fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(107)	(84)
At fair value | Fair value through profit or loss | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	44	56
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial assets	33	46
At fair value | Fair value - hedging instruments | Interest rate swaps
Measurement of fair values
Financial assets	11	10
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	138	10
At fair value | Financial assets at fair value through profit or loss | Investments.
Measurement of fair values
Financial assets	30	9
At fair value | Financial assets at fair value through profit or loss | Investments relating to deferred compensation arrangements
Measurement of fair values
Financial assets	106
At fair value | Financial assets at fair value through profit or loss | Currency swaps
Measurement of fair values
Financial assets	2	1
Not measured at fair value
Measurement of fair values
Financial assets	1,835	1,809
Financial liabilities	(4,354)	(4,230)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities		(21)
Not measured at fair value | Bank overdraft and loans
Measurement of fair values
Financial liabilities	(8)
Not measured at fair value | Bank overdrafts.
Measurement of fair values
Financial liabilities		(2)
Not measured at fair value | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,394)	(1,492)
Not measured at fair value | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(1,084)	(1,006)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(625)	(625)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(1,243)	(1,084)
Not measured at fair value | Trade and other receivables.
Measurement of fair values
Financial assets	1,278	1,190
Not measured at fair value | Cash and cash equivalents
Measurement of fair values
Financial assets	557	619
Not measured at fair value | Amortised cost
Measurement of fair values
Financial liabilities	(4,354)	(4,230)
Not measured at fair value | Amortised cost | Acquisition consideration
Measurement of fair values
Financial liabilities		(21)
Not measured at fair value | Amortised cost | Bank overdraft and loans
Measurement of fair values
Financial liabilities	(8)
Not measured at fair value | Amortised cost | Bank overdrafts.
Measurement of fair values
Financial liabilities		(2)
Not measured at fair value | Amortised cost | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,394)	(1,492)
Not measured at fair value | Amortised cost | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(1,084)	(1,006)
Not measured at fair value | Amortised cost | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(625)	(625)
Not measured at fair value | Amortised cost | Trade and other payables
Measurement of fair values
Financial liabilities	(1,243)	(1,084)
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	1,835	1,809
Not measured at fair value | Amortised cost | Trade and other receivables.
Measurement of fair values
Financial assets	1,278	1,190
Not measured at fair value | Amortised cost | Cash and cash equivalents
Measurement of fair values
Financial assets	$ 557	$ 619